Loss Per Share (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Basic and diluted (loss) income from continuing operations:
Net loss attributable to Venator Materials PLC ordinary shareholders	$ (77)	$ (112)	$ (175)
Denominator:
Weighted average shares outstanding (shares)	107.2	106.7	106.5
Dilutive share-based awards (shares)	0.0	0.0	0.0
Antidilutive securities (shares)	3.0	4.0	2.0